ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 13. ACCUMULATED OTHER COMPREHENSIVE LOSS

The accumulated balances for each component of other comprehensive income (loss) are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain on securities	Pension and post retirement benefit plans	Accumulated other comprehensive loss
Balance at January 1, 2017	$(22,555)	$2	$(58)	$(22,611)
Net current period change	641	—	(11)	630
Reclassification adjustments for gains reclassified into income	—	(2)	—	(2)
Balance at December 31, 2017	(21,914)	—	(69)	(21,983)
Net current period change	(332)	—	(17)	(349)
Balance at December 31, 2018	(22,246)	—	(86)	(22,332)
Net current period change	66	—	20	86
Balance at December 31, 2019	$(22,180)	$—	$(66)	$(22,246)

There were no significant tax effects allocated to each component of other comprehensive income for the years ended December 31, 2017, 2018 and 2019.